Financial instruments by category	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Text block1 [abstract]
Financial instruments by category
21.	Financial instruments by category

PagSeguro Group estimates the fair value of its financial instruments using available market information and appropriate valuation methodologies for each situation.

The interpretation of market data, as regards the choice of methodologies, requires considerable judgment and the establishment of estimates to reach an amount considered appropriate to each situation. Therefore, the estimates presented may not necessarily indicate the amounts that could be obtained in the current market. The use of different hypotheses to calculate market value or fair value may have a material impact on the amounts obtained. The assets and liabilities presented in this note were selected based on their relevance.

PagSeguro Group believes that the financial instruments recognized in these consolidated interim financial statements at their carrying amount are substantially similar to their fair value. However, since they do not have an active market, variations could occur in the event the PagSeguro Group were to decide to settle or realize them in advance.

PagSeguro Group classifies its financial instruments into the following categories:

	March 31, 2018	December 31, 2017
Financial assets
Measured at fair value through profit or loss:
Financial investments	—	210,103
Amortized cost:
Cash and cash equivalents	2,545,389	66,767
Note receivables	4,883,321	3,522,349
Receivables from related parties	909	124,723
Other receivables	18,834	27,956

	7,448,453	3,951,898

	March 31, 2018	December 31, 2017
Financial liabilities
Amortized cost:
Payables to third parties	2,975,297	3,080,569
Trade payables	119,156	92,444
Trade payables to related parties	44,973	39,101
Other payables	26,652	15,872

	3,166,077	3,227,986

23.	Financial instruments by category

PagSeguro Group estimates the fair value of its financial instruments using available market information and appropriate valuation methodologies for each situation.

The interpretation of market data, as regards the choice of methodologies, requires considerable judgment and the establishment of estimates to reach an amount considered appropriate to each situation. Therefore, the estimates presented may not necessarily indicate the amounts that could be obtained in the current market. The use of different hypotheses to calculate market value or fair value may have a material impact on the amounts obtained. The assets and liabilities presented in this note were selected based on their relevance.

PagSeguro Group believes that the financial instruments recognized in these consolidated financial statements at their carrying amount are substantially similar to their fair value. However, since they do not have an active market, variations could occur in the event PagSeguro Group were to decide to settle or realize them in advance.

PagSeguro Group classifies its financial instruments into the following categories:

	December 31,
	2017	2016
Financial assets
Measured at fair value through profit or loss:
Financial investments	210,103	131,239
Loans and receivables:
Cash and cash equivalents	66,767	79,969
Note receivables	3,522,349	1,715,514
Receivables from related parties	124,723	300,809
Other receivables	27,956	4,495

	3,951,898	2,232,026

	December 31,
	2017	2016
Financial liabilities
Measured at fair value through profit or loss:
Derivative financial instruments	—	6,613

	—	6,613

Amortized cost:
Payables to third parties	3,080,569	1,304,031
Trade payables	92,444	61,719
Trade payables to related parties	39,101	76,249
Borrowings	—	205,204
Dividends payable and interest on own capital	—	22,243
Other payables	15,872	15,244

	3,227,986	1,684,690